DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Oct. 30, 2011
Derivatives and hedging
Schedule of fair values of derivative instruments

		Fair Value(1)
	Location on Consolidated	October 30,	October 31,
	Statement of Financial Position	2011	2010
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$58,753	$54,395
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	121	2,137
Total Asset Derivatives		$58,874	$56,532
Liability Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Accounts payable	$ 351	$ 6,390
Total Liability Derivatives		$ 351	$ 6,390

  (1)     Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N - Fair Value Measurements for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

Gain/(Loss) Recognized
	in Accumulated Other			Gain/(Loss) Reclassified		Gain/(Loss)
	Comprehensive Loss (AOCL)			from AOCL into Earnings		Recognized in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2)(3)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 30,	October 31,	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Cash Flow Hedges:	2011	2010	Statement of Operations	2011	2010	2011	2010
Commodity contracts	$39,480	$23,511	Cost of products sold	$45,103	$(28,672)	$(8,704)	$9,947

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(4)		(Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Fair Value Hedges:	Statement of Operations	2011	2010	2011	2010
Commodity contracts	Cost of products sold	$(24,373)	$(8,216)	$132	$(17)

		Gain/(Loss)
		Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 30,	October 31,
Designated as Hedges:	Statement of Operations	2011	2010
Commodity contracts	Cost of products sold	$(1,981)	$ (86)
Foreign exchange contracts	Net sales	$ (129)	$ (1)
Option contracts	Cost of products sold	$ -	$1,883

(1)	Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)	There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year.

(3)

 There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year. However, effective January 30, 2011, the Company de-designated and discontinued hedge accounting for its soybean meal futures contracts. At the date of de-designation of these hedges, gains of $17.7 million (before tax) were deferred in AOCL, with $6.9 million (before tax) remaining as of October 30, 2011. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

(4)

 Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	20.8 million bushels	21.1 million bushels
Soybean meal	–	190,400 tons
Natural gas	0.5 million MMBTU’s	1.6 million MMBTU’s

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	12.4 million bushels	9.9 million bushels
Lean hogs	1.3 million cwt	1.1 million cwt

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	–	1.5 million bushels
Soybean meal	4,300 tons	1,200 tons